PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31,
	2023	2022
	US$	US$
Machinery and R&D equipment	26,551	16,997
Molds and tooling	84,367	79,963
Motor vehicles	50,935	15,586
Office and electronic equipment	32,325	17,271
Purchased software	68,422	49,905
Leasehold improvements	35,506	22,431
Property, equipment and software	298,106	202,153
Less: Accumulated depreciation	(66,258)	(15,455)
Construction in progress(i)	122,769	66,773
Property, equipment and software, net	354,617	253,471
(i)	Represents the capitalized expenditures on the construction of corporate buildings, leasehold improvements, molds, tooling and R&D equipment under construction.

Schedule of allocation of depreciation expenses on property, equipment and software

	Year Ended December 31,
	2023	2022	2021
	US$	US$	US$
Cost of revenues	16,111	38	25
Research and development expenses	3,238	2,681	1,626
Selling and marketing expenses	18,350	5,476	61
General and administrative expenses	17,258	4,595	344
Total depreciation expenses	54,957	12,790	2,056